CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 0	$ 0	$ 0
Operating (expenses)/income, net
Selling, general and administrative expenses	(5,351)	(16,489)	(18,472)
Other income	16,754	16,413	23,874
Gain on disposal of property, plant and equipment	0	0	545
Total operating (expenses)/income, net	11,403	(76)	5,947
Income/(loss) from operations	11,403	(76)	5,947
Interest income	3,082	2,213	1,236
Income before income tax expense	14,485	2,137	7,183
Income tax expense from continuing operations (note 9)	(2,435)	(524)	(1,123)
Net income from continuing operations attributable to the Company's shareholders	12,050	1,613	6,060
Discontinued operations (note 3):
Net income from discontinued operations (including gain of HK$171,809 (2017: HK$141,341, 2016:HK$540,921) upon the disposal)	165,924	138,282	717,287
Income tax expenses from discontinued operations	0	0	(31,305)
Net income from discontinued operations attributable to the Company's shareholders	165,924	138,282	685,982
Net income attributable to the Company's shareholders	177,974	139,895	692,042
Other comprehensive income:
Continuing operations	0	0	(32)
Discontinued operations	6,674	(813)	(13,458)
Other Comprehensive Income (Loss), Net of Tax	6,674	(813)	(13,490)
Comprehensive income attributable to the Company's shareholders	$ 184,648	$ 139,082	$ 678,552
Net income per share (note 10):
Weighted average number of ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Basic income per share attributable from Continuing operations	$ 0.93	$ 0.12	$ 0.47
Basic income per share attributable from Discontinued operations	12.82	10.69	53.02
Diluted income per share attributable from Continuing operations	0.93	0.12	0.47
Diluted income per share attributable from Discontinued operations	$ 12.82	$ 10.69	$ 53.02